Report of Directors Corporate Governance - Executive Directors' interests in share options (Details)		7 Months Ended	12 Months Ended
	Mar. 13, 2019 GBP (£) shares	Aug. 05, 2019 shares	Dec. 31, 2019 GBP (£) shares £ / shares	Dec. 31, 2018 shares	Feb. 24, 2019 £ / shares	Nov. 30, 2018 £ / shares	Feb. 28, 2017 £ / shares
Disclosure of transactions between related parties [line items]
Share options outstanding at beginning of period (in shares)		57,065,000	57,065,000	64,670,000
Share options granted (in shares)			32,130,000	20,501,000
Share options exercised (in shares)			11,806,000	23,260,000
Share options outstanding at end of period (in shares)			65,060,000	57,065,000
Share price on date of grant (in gbp per share) | £ / shares			£ 5.919		£ 6.235	£ 6.643	£ 6.503
Savings-related Share Option Plans
Disclosure of transactions between related parties [line items]
Exercise price discount			20.00%	20.00%
Employee monthly contribution amount | £			£ 500
Bottom of range | Savings-related Share Option Plans
Disclosure of transactions between related parties [line items]
Award vesting period			3 years
Top of range | Savings-related Share Option Plans
Disclosure of transactions between related parties [line items]
Award vesting period			5 years
John Flint
Disclosure of transactions between related parties [line items]
Share options outstanding at end of period (in shares)			5,505
John Flint | 21 Sep 18
Disclosure of transactions between related parties [line items]
Exercise price (in gbp per share) | £			£ 5.4490
Share options outstanding at beginning of period (in shares)		5,505	5,505
Share options granted (in shares)		0
Share options exercised (in shares)		0
Share options outstanding at end of period (in shares)		5,505		5,505
John Flint | 22 Sep 15
Disclosure of transactions between related parties [line items]
Exercise price (in gbp per share) | £	£ 6.201		£ 4.0472
Share options outstanding at beginning of period (in shares)		4,447	4,447
Share options exercised (in shares)	4,447	4,447
Share options outstanding at end of period (in shares)		0		4,447